UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1. Schedule of Investments.

U.S. Government Securities Ultra-Short Bond
Portfolio of Investments (Unaudited)	March 31, 2018

United States Government and Agency Obligations 92.47%	Coupon Rate %	Maturity Date	Principal Amount	Value
Federal Farm Credit Bank 38.53%
Fixed Rates:
	5.05	06/22/18	$500,000	$504,412
	1.95	08/28/18	100,000	100,052
Floating Rates:
(Federal Reserve Bank Prime Loan + (3.08)%)	1.67	03/11/19	7,000,000	7,001,225
(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%)	1.92	04/12/19	3,000,000	3,003,839
(U.S. Treasury 3 Month Bill Money Market Yield + 0.09%)	1.86	06/19/19	8,000,000	8,004,830
				18,614,358
Federal Home Loan Bank 49.45%
Fixed Rates:
	1.13	04/25/18	5,000,000	4,997,955
	1.00	06/12/18	1,000,000	998,450
	5.38	08/15/18	480,000	486,059
	1.00	08/28/18	4,000,000	3,984,564
	1.75	12/14/18	3,000,000	2,992,803
	1.50	03/08/19	4,000,000	3,976,428
	1.50	04/26/19	5,500,000	5,460,213
	1.20	05/23/19	1,000,000	988,721
				23,885,193
Tennessee Valley Authority 4.49%
Fixed Rates:
	1.75	10/15/18	2,174,000	2,170,550

Investments, at value 92.47%				44,670,101
(cost $44,762,982)
Other assets and liabilities, net 7.53%				3,638,030

Net Assets 100.00%				$48,308,131

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds 86.19%	Coupon Rate %	Maturity Date	Principal Amount	Value
Alabama 1.52%
City of Bessemer Electric Revenue, Alabama, Refunding, RB AGM	3.10	12/01/21	$100,000	$102,364
Limestone County Water & Sewer Authority, Alabama, Refunding, RB	2.25	12/01/21	365,000	364,869
University of South Alabama, Alabama, Refunding, RB	5.00	11/01/18	500,000	509,555
				976,788
Arizona 0.66%
City of Tempe, Arizona, GO Unlimited, Series A	2.00	07/01/19	220,000	221,078
McAllister Academic Village, LLC, Arizona State University Hassayampa, Arizona, Refunding, RB	5.75	07/01/18	200,000	202,060
				423,138
Arkansas 2.11%
Atkins School District No. 18, Arkansas, Refunding, GO Limited	1.00	02/01/19	420,000	416,064
Cave City School District No. 2-A, Arkansas, Refunding, GO Limited	1.00	02/01/19	260,000	257,244
City of Hot Springs Wastewater Revenue, Arkansas, RB	4.00	12/01/19	510,000	527,590
Paris School District No. 7, Arkansas, Refunding, GO Limited	1.00	06/01/18	150,000	149,784
				1,350,682
California 1.06%
California Statewide Communities Development Authority, Enloe Medical Center, California, RB, Series A	5.25	08/15/18	340,000	344,750
Newman-Crows Landing Unified School District, California, Refunding, GO Unlimited AGM	4.00	08/01/19	115,000	118,641
Riverside County Redevelopment Successor Agency, California, Refunding, Tax Allocation Bond	5.00	10/01/19	200,000	209,790
State of California, California, GO Unlimited	5.00	12/01/19	5,000	5,013
				678,194
Colorado 1.86%
City & County of Denver Airport System Revenue, Colorado, RB, Series B	5.00	11/15/27	300,000	334,722
City of Glendale, Colorado, Refunding, COP AGM	5.00	12/01/25	750,000	859,418
				1,194,140

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
District of Columbia 0.50%
District of Columbia, District of Columbia, RB, Series A	5.25	12/01/27	$300,000	$317,313

Florida 5.81%
Citizens Property Insurance Corp., Senior Secured, Coastal Account, Florida, RB, Series A-1	4.00	06/01/18	100,000	100,390
City of Jacksonville, Florida, Refunding, RB, Series C	5.00	10/01/20	270,000	291,190
City of Leesburg, Florida, Refunding, RB	5.00	10/01/21	405,000	443,799
City of Margate Water & Sewer Revenue, Florida, Refunding, RB AGM	4.00	10/01/19	250,000	258,000
City of Miramar, Florida, Refunding, RB	5.00	10/01/22	305,000	342,051
County of St. Johns, Florida, Refunding, RB AGM	5.00	10/01/20	310,000	332,677
Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Florida, RB, Series A	5.00	08/15/19	290,000	302,264
Florida Department of Management Services, Florida, Refunding, COP, Series A	5.00	08/01/19	500,000	522,235
Florida Department of Management Services, Florida, COP, Series A	5.00	08/01/24	340,000	347,181
Hillsborough County School Board, Florida, Refunding, COP, Series A	4.25	07/01/25	300,000	311,580
Miami-Dade County Expressway Authority, Florida, RB, Series A	5.00	07/01/21	430,000	470,742
				3,722,109
Georgia 2.82%
Carroll City-County Hospital Authority, Tanner Medical Center, Inc. Project, Georgia, RB	5.00	07/01/18	600,000	604,938
Cobb County Hospital Authority, Georgia, RB ¥	1.60	04/01/36	300,000	300,000
Gwinnett County Hospital Authority, Georgia, RB, Series B AGM	5.00	07/01/18	250,000	252,020
Municipal Gas Authority of Georgia, Toccoa Project, Georgia, Refunding, RB AGM	5.00	06/01/22	600,000	651,204
				1,808,162
Idaho 0.38%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Idaho, RB, Series A	5.00	07/15/21	225,000	246,116

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Illinois 5.43%
Chicago Board of Education, Illinois, GO Unlimited, Series A NATL	5.25	12/01/19	$300,000	$310,896
Chicago O'Hare International Airport, Gen-Third Lien, Illinois, RB, Series C AGC	5.25	01/01/23	250,000	264,385
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, Illinois, Refunding, GO Unlimited	5.75	12/01/19	500,000	530,130
County of Du Page, Jail Project, Illinois, Refunding, GO Unlimited	5.60	01/01/21	210,000	223,724
Du Page County School District No. 33 West Chicago, Illinois, Refunding, GO Unlimited, Series B	4.00	12/01/21	1,000,000	1,063,690
Metropolitan Pier & Exposition Authority, Illinois, Refunding, RB NATL ◊	1.70	06/15/18	400,000	398,700
Metropolitan Pier & Exposition Authority, Illinois, Refunding, RB NATL ◊	1.70	06/15/18	15,000	14,915
Regional Transportation Authority, Illinois, RB, Series A, AMBAC	7.20	11/01/20	95,000	102,809
Village of Fox Lake, Debt Certificates, Illinois, RB, Series B	3.00	11/01/19	265,000	269,799
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, Illinois, GO Unlimited	6.25	06/01/22	300,000	302,235
				3,481,283
Indiana 1.03%
Clark-Pleasant School Building Corp., Indiana, Refunding, RB	5.00	01/15/19	275,000	282,111
Merrillville Redevelopment Authority, Indiana, Tax Allocation Bond	5.00	08/15/20	350,000	374,315
				656,426
Iowa 1.01%
City of Clive, Iowa, Refunding, GO Unlimited, Series A	2.00	06/01/19	235,000	236,128
Iowa State Board of Regents, University of Iowa Hospitals and Clinics, Iowa, Refunding, RB, Series A	3.00	09/01/19	400,000	407,612
				643,740
Kentucky 0.86%
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A	5.00	05/15/23	500,000	553,550

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Louisiana 1.41%
State of Louisiana, Louisiana, Prefunding, GO Unlimited, Series A	5.00	08/01/26	$800,000	$900,416

Michigan 5.20%
City of Wyoming, Water Supply System, Michigan, Refunding, RB	4.00	06/01/20	215,000	224,092
Detroit Local Development Finance Authority, Michigan, Refunding, Tax Allocation Bond, Series A	5.38	05/01/18	35,000	34,998
Gibraltar School District, Michigan, Refunding, GO Unlimited AGM	5.00	05/01/21	475,000	504,953
Michigan Public Power Agency, AFEC Project, Michigan, RB, Series A	4.50	01/01/19	280,000	285,118
Michigan State Hospital Finance Authority, Trinity Health, Michigan, RB, Series A	6.00	12/01/18	200,000	205,732
Oxford Area Community School District, Michigan, Refunding, GO Unlimited, Series A Q-SBLF	5.00	05/01/22	365,000	407,063
Portage Public Schools, School Building & Site, Michigan, Prefunding, GO Unlimited AGM	5.00	05/01/20	300,000	300,822
Romeo Community School District, Michigan, Refunding, GO Unlimited Q-SBLF	3.00	05/01/18	500,000	500,530
State of Michigan Trunk Line Revenue, Michigan, Refunding, RB	4.50	11/01/26	105,000	109,323
Wayne County Airport Authority, Detroit Metropolitan Airport, Michigan, Refunding, RB, Series C	4.00	12/01/19	255,000	264,563
Zeeland Public Schools, Michigan, Refunding, GO Unlimited	5.00	05/01/18	490,000	491,352
				3,328,546
Missouri 3.84%
City of Kansas City, Missouri, Refunding, RB, Series B	5.00	08/01/19	650,000	677,150
City of Kansas City Water Revenue, Missouri, RB, Series F AGM	4.00	12/01/22	250,000	271,098
County of Jackson, Truman Sports Complex Project, Special Obligation, Missouri, Refunding, RB	5.00	12/01/18	215,000	219,569
Missouri State Board of Public Buildings, Missouri, RB, Series A	3.00	04/01/26	750,000	769,560

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Missouri (cont’d)
Missouri State Regional Convention & Sports Complex Authority, Missouri, Refunding, RB, Series A	5.00	08/15/19	$500,000	$522,395
				2,459,772

Nevada 0.51%
Las Vegas Valley Water District, Nevada, Refunding, GO Limited, Series D	5.00	06/01/27	315,000	326,932

New Jersey 3.06%
City of Atlantic City, Tax Appeal, New Jersey, Refunding, GO Unlimited	4.00	11/01/18	500,000	497,695
Hudson County Improvement Authority, North Hudson Regional Fire, New Jersey, Refunding, RB, Series A AGM	5.63	09/01/18	400,000	406,412
Middlesex County Improvement Authority, New Jersey, RB	5.00	07/01/25	425,000	498,678
Passaic Valley Sewerage Commission, New Jersey, RB, Series G	5.75	12/01/21	500,000	560,595
				1,963,380

New York 9.43%
City of New York, New York, GO Unlimited, Series B	5.00	08/01/19	400,000	417,464
City of New York, New York, GO Unlimited, Series E	5.25	08/01/22	875,000	989,590
City of New York, New York, GO Unlimited, Series I	5.00	08/01/22	1,000,000	1,120,660
Long Island Power Authority, New York, RB, Series B	5.00	09/01/21	465,000	512,063
Nassau County Industrial Development Agency, New York Institute of Technology Project, New York, Refunding, RB, Series A	5.00	03/01/21	350,000	371,284
New York State Dormitory Authority, New York, Refunding, RB, Series B	5.00	02/15/26	750,000	886,065
New York State Urban Development Corp., New York, RB, Series A-2 NATL	5.50	03/15/19	615,000	637,933
New York State Urban Development Corp., New York, Refunding, RB, Series D	5.50	01/01/19	250,000	257,293
Sodus Central School District, New York, Refunding, GO Unlimited	3.00	06/15/18	640,000	641,766
Town of North Castle, Public Improvement, New York, GO Unlimited	3.88	12/01/22	210,000	210,430
				6,044,548

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
North Carolina 2.03%
City of Charlotte, Equipment Acquisition & Public Facilities, North Carolina, COP, Series A	5.00	10/01/21	$1,000,000	$1,079,240
County of Beaufort, North Carolina, RB	5.00	06/01/21	200,000	218,158
				1,297,398

Ohio 1.14%
City of Cleveland Parking Facility Revenue, Ohio, Refunding, RB AGM	5.25	09/15/22	130,000	147,486
County of Hamilton, Ohio, Refunding, GO Limited, Series A	5.00	12/01/24	500,000	582,585
				730,071

Oklahoma 0.50%
Oklahoma Agricultural & Mechanical Colleges, Oklahoma State University, Oklahoma, RB, Series A	5.00	08/01/21	300,000	321,072

Oregon 0.33%
Oregon State Facilities Authority, Legacy Health Project, Oregon, Refunding, RB, Series A	4.50	05/01/20	200,000	211,130

Pennsylvania 3.74%
Allegheny County Sanitary Authority, Pennsylvania, Refunding, RB AGM	5.00	06/01/19	700,000	726,187
Delaware Valley Regional Finance Authority, Permanently Fixed Business Development Services, Pennsylvania, RB, AMBAC	5.50	08/01/18	295,000	298,717
Reading School District, Pennsylvania, GO Unlimited, Series A	5.00	04/01/20	400,000	421,656
The School District of Philadelphia, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	663,300
Wilkes-Barre Finance Authority, University of Scranton, Pennsylvania, Refunding, RB, Series A	5.00	11/01/19	275,000	287,702
				2,397,562
See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
South Carolina 1.60%
City of Columbia SC Waterworks & Sewer System Revenue, South Carolina, RB ∞	1.62	02/01/38	$100,000	$100,000
Spartanburg Regional Health Services District, South Carolina, Refunding, RB, Series A	5.00	04/15/19	600,000	619,752
Spartanburg Sanitation Sewer District, South Carolina, RB, Series A AGC	3.50	03/01/19	300,000	304,968
				1,024,720

Tennessee 0.33%
City of Memphis Sanitary Sewerage System Revenue, Tennessee, Refunding, RB AGM	5.00	05/01/20	200,000	213,204

Texas 20.56%
Bryan Independent School District, Texas, GO Unlimited, Series A PSF-GTD	5.00	02/15/22	410,000	455,539
City of Arlington, Certificates of Obligation, Texas, GO Limited, Series B	2.00	08/15/19	500,000	502,620
City of Cedar Hill, Texas, Refunding, GO Limited	5.00	02/15/22	800,000	885,392
City of Center, Certificates of Obligation, Texas, GO Limited AGM ◊	3.07	02/15/20	150,000	144,690
City of Fort Worth Water & Sewer System Revenue, Texas, Refunding, RB	5.00	02/15/19	800,000	823,728
City of Garland, Texas, Refunding, GO Limited	5.00	02/15/25	650,000	687,628
City of Longview Waterworks & Sewer System Revenue, Texas, Refunding, RB	3.00	03/01/22	610,000	627,031
City of Pharr, Texas, Refunding, GO Limited, Series A	5.00	08/15/20	285,000	304,799
City of Plano, Texas, Refunding, GO Limited	5.00	09/01/19	1,000,000	1,047,100
City of Round Rock, Texas, Refunding, GO Limited	2.00	08/15/19	465,000	467,437
City of Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	347,450
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/19	90,000	91,588
City of Texarkana Waterworks & Sanitary Sewer System Revenue, Texas, RB	3.00	08/01/20	95,000	97,171
Clear Lake City Water Authority, Waterworks & Sewer System, Texas, GO Unlimited	3.00	03/01/19	125,000	126,587
Corpus Christi Business & Job Development Corp., Seawall Project, Texas, Refunding, RB	5.00	03/01/20	350,000	370,944
Dimmitt Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	305,000	314,107

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Texas (cont’d)
Harris County Municipal Utility District No. 382, Texas, Refunding, GO Unlimited BAM	3.00	04/01/22	$305,000	$309,020
Lower Colorado River Authority, LCRA Transmission Services Corp., Texas, Refunding, RB, Series A	5.00	05/15/21	500,000	546,680
Lubbock-Cooper Independent School District, Texas, GO Unlimited PSF-GTD	3.00	02/15/22	755,000	782,089
Montgomery County Municipal Utility District No. 119, Texas, GO Unlimited, Series A AGM	4.00	04/01/18	315,000	315,000
Olmos Park Higher Education Facilities Corp., University of the Incarnate Word, Texas, Refunding, RB	5.00	12/01/21	500,000	547,865
Red River Education Finance Corp., Texas, RB ∞	1.63	03/15/35	200,000	200,000
San Antonio Water System, Texas, Refunding, RB	4.50	05/15/21	400,000	431,320
State of Texas, Texas, Refunding, GO Unlimited	5.00	10/01/20	550,000	593,444
Texas State Public Finance Authority Charter School Finance Corp., Texas, Prefunding, RB, Series A	6.20	02/15/40	2,000,000	2,156,540
				13,175,769

Utah 1.81%
County of Davis, Utah, Refunding, GO Unlimited	5.00	02/01/19	200,000	205,650
County of Weber, Utah, GO Unlimited	4.00	01/15/22	430,000	461,339
Utah State Building Ownership Authority, State Facilities Master Lease Program, Utah, Refunding, RB, Series C AGM	5.50	05/15/19	180,000	181,942
Washington County-St George Interlocal Agency, Utah, Refunding, RB, Series A	4.00	12/01/19	300,000	310,797
				1,159,728

Washington 5.26%
County of Cowlitz, Washington, Refunding, GO Limited, Series A	3.00	04/01/18	195,000	195,000
County of Thurston, Washington, Refunding, GO Limited	5.00	12/01/20	1,625,000	1,761,695
Spokane Public Facilities District, Washington, Refunding, RB, Series B	5.00	12/01/21	950,000	1,047,280
Tacoma Metropolitan Park District, Washington, Refunding, GO Unlimited, Series B	4.00	12/01/19	355,000	368,547
				3,372,522

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Municipal Bonds (cont’d)	Coupon Rate %	Maturity Date	Principal Amount	Value
Wisconsin 0.39%
Waunakee Community School District, Wisconsin, GO Unlimited, Series A	5.00	04/01/18	$250,000	$250,000

Investments, at value 86.19%				55,228,411
(cost $55,567,457)
Other assets and liabilities, net 13.81%				8,851,913

Net Assets 100.00%				$64,080,324

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks 79.88%	Shares	Value
Aerospace/Defense 3.55%
The Boeing Co.	1,700	$557,396
Airlines 1.93%
Southwest Airlines Co.	5,300	303,584
Apparel Manufacturers 2.31%
Hanesbrands, Inc.	19,700	362,874
Beverages - Wine/Spirits 3.05%
Constellation Brands, Inc., Class A	2,100	478,632
Commercial Banks 2.99%
Zions Bancorp.	8,900	469,297
Commercial Services - Finance 3.02%
Total System Services, Inc.	5,500	474,430
Cosmetics & Toiletries 3.91%
The Estee Lauder Cos., Inc.	4,100	613,852
Diversified Banking Institution 2.15%
Citigroup, Inc.	5,000	337,500
Electronic Components - Miscellaneous 2.34%
Corning, Inc.	13,200	368,016
Electronic Components - Semiconductors 5.12%
Broadcom, Ltd.	1,520	358,188
Texas Instruments, Inc.	4,300	446,727
		804,915
Electronic Measuring Instruments 2.77%
Agilent Technologies, Inc.	6,500	434,850
Electronic Secure Devices 2.50%
Allegion PLC	4,600	392,334
Fiduciary Banks 2.46%
The Bank of New York Mellon Corp.	7,500	386,475
Finance - Credit Card 3.27%
Visa, Inc., Class A	4,300	514,366

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Finance - Other Services 2.29%
Leucadia National Corp.	15,800	$359,134
Gold Mining 3.16%
Newmont Mining Corp.	12,700	496,189
Medical - Biomedical/Genetics 2.71%
Amgen, Inc.	2,500	426,200
Medical Labs & Testing Services 2.94%
Quest Diagnostics, Inc.	4,600	461,380
Medical Products 3.23%
Baxter International, Inc.	7,800	507,312
Oil Companies - Exploration & Production 2.64%
Cabot Oil & Gas Corp.	17,300	414,854
Oil Refining & Marketing 6.37%
Marathon Petroleum Corp.	7,100	519,081
Valero Energy Corp.	5,200	482,404
		1,001,485
REITS - Diversified 2.77%
American Tower Corp. REIT	3,000	436,020
Retail - Building Products 2.72%
The Home Depot, Inc.	2,400	427,776
Retail - Consumer Electronics 3.21%
Best Buy Co., Inc.	7,200	503,928
Retail - Jewelry 1.81%
Signet Jewelers, Ltd.	7,400	285,048
Semiconductor Equipment 2.20%
Lam Research Corp.	1,700	345,372
Water 2.46%
American Water Works Co., Inc.	4,700	386,011
Total Common Stocks		12,549,230
(cost $12,621,712)

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Rights 0.00%	Shares	Value
Food - Retail 0.00%
Property Development Centers, LLC, Contingent Value Right #*@	7,200	$0
(cost $0)
Exchange Traded Funds 6.44%
Consumer Discretionary Select Sector SPDR Fund ETF	3,400	344,386
Financial Select Sector SPDR Fund ETF	11,200	308,784
Industrial Select Sector SPDR Fund ETF	1,400	104,006
Technology Select Sector SPDR Fund ETF	3,900	255,138
Total Exchange Traded Funds		1,012,314
(cost $1,042,067)

Put Option Purchased 0.78%	Strike Price	Exp. Date	Notional Contract Value	Contracts
Exchange Traded Fund 0.78%
SPDR S&P 500 ETF Trust	$270.00	01/19	$1,578,900	65	121,973
(premiums paid $88,460)
Investments, at value 87.10%					13,683,517
(cost $13,752,239)
Other assets and liabilities, net 12.90%					2,026,152
Net Assets 100.00%					$15,709,669

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks 89.65%	Shares	Value
Applications Software 2.28%
CDK Global, Inc.	14,700	$931,098
Batteries/Battery Systems 2.47%
Energizer Holdings, Inc.	16,900	1,006,902
Bicycle Manufacturing 2.36%
Fox Factory Holding Corp. *	27,600	963,240
Brewery 2.84%
The Boston Beer Co., Inc., Class A *	6,117	1,156,419
Building - Residential/Commercial 2.49%
LGI Homes, Inc. *	14,400	1,016,208
Building & Construction Products - Miscellaneous 4.16%
Trex Co., Inc. *	15,600	1,696,812
Building Products - Air & Heating 3.96%
Lennox International, Inc.	7,900	1,614,523
Casino Hotels 5.46%
Wynn Resorts, Ltd.	12,200	2,224,792
Chemicals - Diversified 2.30%
Koppers Holdings, Inc. *	22,800	937,080
Chemicals - Specialty 3.40%
Ingevity Corp. *	18,801	1,385,446
Commercial Services 4.03%
Medifast, Inc.	17,600	1,644,720
Commercial Services - Finance 6.84%
S&P Global, Inc.	14,600	2,789,476
Consumer Products - Miscellaneous 6.68%
Kimberly-Clark Corp.	12,400	1,365,612
WD-40 Co.	10,300	1,356,510
		2,722,122
Diagnostic Kits 5.82%
IDEXX Laboratories, Inc. *	12,400	2,373,236

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Distribution/Wholesale 4.55%
Pool Corp.	12,700	$1,856,994
Electronic Secure Devices 3.87%
Allegion PLC	18,500	1,577,865
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp. #*@	100,000	0
Food - Miscellaneous/Diversified 3.36%
Lamb Weston Holdings, Inc.	23,500	1,368,170
Home Furnishings 2.65%
Sleep Number Corp. *	30,800	1,082,620
Medical - Drugs 2.48%
Eagle Pharmaceuticals, Inc. *	19,200	1,011,648
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	1,000,000	0
Medical Products 1.78%
MiMedx Group, Inc. *	104,000	724,880
Oil Companies - Exploration & Production 0.39%
PentaNova Energy Corp. *	610,000	87,593
PentaNova Energy Corp., 144A #*∆	500,000	71,797
		159,390
Pastoral & Agricultural 3.21%
Phibro Animal Health Corp.	33,000	1,310,100
Real Estate Operating/Development 0.95%
Pacific Infrastructure Ventures, Inc. #*@+	426,533	386,396
Retail - Pet Food & Supplies 3.05%
PetMed Express, Inc.	29,800	1,244,150
Telecom Equipment Fiber Optics 2.77%
Ciena Corp. *	43,597	1,129,162
Television 3.27%
AMC Networks, Inc., Class A *	25,800	1,333,860

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Web Hosting/Design 2.23%
NIC, Inc.	68,411	$909,866
Total Common Stocks		36,557,175
(cost $34,300,679)

Corporate Convertible Bond 0.56%	Coupon Rate %	Maturity Date	Principal Amount
Gold Mining 0.56%
Gran Colombia Gold Corp.	8.00	01/02/24	$229,637	228,489
(cost $121,269)
Corporate Non-Convertible Bond 0.58%
Electric - Generation 0.58%
Interamerican Energy Corp. #@+	15.00	11/08/21	233,829	233,829
(cost $212,500)

Exchange Traded Funds 5.77%	Shares
Consumer Discretionary Select Sector SPDR Fund ETF	7,800	790,062
Financial Select Sector SPDR Fund ETF	28,900	796,773
Industrial Select Sector SPDR Fund ETF	3,900	289,731
Technology Select Sector SPDR Fund ETF	7,300	477,566
Total Exchange Traded Funds		2,354,132
(cost $2,422,606)

Warrants 0.00%	Exercise Price	Exp. Date
Gold Mining 0.00%
Gran Colombia Gold Corp. *	$48.75	03/18/19	250	12

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Warrants (cont’d)	Exercise Price	Exp. Date	Shares	Value
Oil Companies - Exploration & Production 0.00%
PentaNova Energy Corp., 144A #*@∆	$1.05	07/31/22	500,000	$0
Total Warrants				12
(cost $0)

Put Option Purchased 0.77%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Exchange Traded Fund 0.77%
SPDR S&P 500 ETF Trust	$270.00	01/19	$3,999,880	167	313,375
(premiums paid $227,241)
Investments, at value 97.33%					39,687,012
(cost $37,284,295)
Other assets and liabilities, net 2.67%					1,089,726
Net Assets 100.00%					$40,776,738

See notes to portfolios of investments.

Global Resources Fund Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks 79.89%	Shares	Value
Agricultural Chemicals 1.13%
Terra Nitrogen Co. LP	12,300	$1,032,708
Automotive/Truck Parts & Equipment - Original 1.32%
Magna International, Inc.	21,400	1,205,890
Building Products - Wood 1.20%
Norbord, Inc.	30,400	1,102,173
Chemicals - Diversified 8.37%
Braskem SA, ADR	42,800	1,240,772
Covestro AG	9,300	915,744
Dongyue Group, Ltd.	1,524,000	1,488,329
Huchems Fine Chemical Corp.	42,900	989,566
LyondellBasell Industries NV, Class A	11,000	1,162,480
Sumitomo Seika Chemicals Co., Ltd.	18,100	868,162
Tosoh Corp.	50,750	1,000,816
		7,665,869
Chemicals - Specialty 2.50%
Daqo New Energy Corp., ADR *	23,400	1,145,430
Kingboard Laminates Holdings, Ltd.	780,100	1,144,551
		2,289,981
Coal 4.55%
Alliance Holdings GP LP	38,900	972,889
Alliance Resource Partners LP	60,600	1,069,590
Caribbean Resources Corp. #*@~	17	0
China Shenhua Energy Co., Ltd., H Shares	439,700	1,103,528
Jastrzebska Spolka Weglowa SA *	42,900	1,017,104
Walter Energy, Inc., 144A #*∆	4,293	43
		4,163,154
Commercial Service - Finance 0.20%
BIG Blockchain Intelligence Group, Inc. *	500,000	178,523
Diamonds/Precious Stones 0.24%
Barksdale Capital Corp. *	400,000	223,542
Rockwell Diamonds, Inc., 144A #*@∆	63,333	737
		224,279

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Diversified Minerals 5.54%
Anglo American PLC	54,700	$1,274,219
Caledonia Mining Corp. PLC	39,911	275,781
Encanto Potash Corp., 144A #*∆	3,000,000	93,142
Libero Copper Corp. *~	3,250,000	227,035
Lumina Gold Corp. *	500,000	291,070
Lundin Mining Corp.	184,400	1,209,438
Niocan, Inc., 144A #*∆	362,069	20,375
Salazar Resources, Ltd. *	3,000,000	384,212
Teck Resources, Ltd.	41,900	1,079,136
VR Resources, Ltd. *	1,125,000	218,303
		5,072,711
Energy - Alternate Sources 4.47%
Pacific Green Energy Corp. #*@~	2,400,000	0
Siemens Gamesa Renewable Energy SA	72,500	1,165,288
TPI Composites, Inc. *	58,300	1,308,835
VERBIO Vereinigte BioEnergie AG	101,600	535,526
Vestas Wind Systems A/S	15,200	1,087,590
		4,097,239
Finance - Investment Banker/Broker 0.57%
GoldMoney, Inc. *	200,000	523,150
Forestry 1.40%
Canfor Corp. *	56,300	1,282,575
Gold Mining 10.13%
Centerra Gold, Inc. *	197,100	1,130,569
Chesapeake Gold Corp., 144A *∆	52,400	99,647
Continental Gold, Inc. *	82,800	227,510
CopperBank Resources Corp. *	1,300,000	80,723
Corona Minerals, Ltd. #*@	5,000	0
Evolution Mining, Ltd.	79,666	186,780
Highland Gold Mining, Ltd.	563,000	1,215,107
Leagold Mining Corp. *	126,000	255,257
NGEx Resources, Inc. *	461,000	416,030
NGEx Resources, Inc. *	255,900	216,503
Northern Star Resources, Ltd.	178,100	864,422

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Gold Mining (cont’d)
Premier Gold Mines, Ltd. *	349,300	$764,564
Radisson Mining Resources, Inc. *	1,263,300	142,181
Ramelius Resources, Ltd. *	729,200	291,791
Red Pine Exploration, Inc. *	1,500,000	75,678
Resolute Mining, Ltd.	1,325,800	1,280,345
Revival Gold, Inc. *	434,000	222,331
Royal Road Minerals, Ltd. *	4,750,000	405,558
Rye Patch Gold Corp. *	133,230	120,991
St Barbara, Ltd.	415,000	1,280,032
		9,276,019
Information Technology 0.40%
Abaxx Technologies, Inc., 144A #*@+∆	1,250,000	368,689
Machinery - Construction & Mining 1.33%
Modec, Inc.	49,300	1,219,982
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,507,500	0
Metal - Aluminum 1.20%
Alcoa Corp. *	24,400	1,097,024
Metal - Copper 1.92%
OZ Minerals, Ltd.	163,600	1,144,215
Taseko Mines, Ltd. *	522,600	616,565
		1,760,780
Metal - Diversified 5.02%
Aguia Resources, Ltd. *	3,400,000	808,339
Aguia Resources, Ltd. *	714,286	163,554
Chakana Copper Corp. *	320,000	233,477
Filo Mining Corp. *	134,650	250,832
Filo Mining Corp. *	115,250	230,154
Galway Metals, Inc. *	500,000	87,321
Glencore PLC	75,300	374,183
GoviEx Uranium, Inc. *	2,100,000	325,998
GoviEx Uranium, Inc., 144A #*∆	58,000	9,004
Ivanhoe Mines, Ltd. *	55,800	117,807

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Metal - Diversified (cont’d)
NorthIsle Copper & Gold, Inc. *	660,500	$87,154
Novo Resources Corp. *	95,100	321,097
Orsu Metals Corp., 144A #*∆	14,761	2,521
Sandfire Resources NL	217,700	1,240,282
Troilus Gold Corp. *	294,000	344,580
		4,596,303
Metal - Iron 3.45%
Consolidated Growth Holdings, Ltd. #*@	19,859,173	0
Ferrexpo PLC	257,700	885,570
Fortescue Metals Group, Ltd.	323,200	1,088,756
Vale SA, ADR	93,000	1,182,960
WAI Capital Investment Corp., 144A #*@∆	292,500	0
		3,157,286
Mining Services 1.52%
Bounty Mining, Ltd. #*@	1,692,307	0
Eramet *	10,100	1,392,038
		1,392,038
Natural Resource Technology 0.02%
I-Pulse, Inc., 144A #*@+∆	15,971	15,225
Non-Ferrous Metals 0.51%
Giyani Metals Corp. *	727,272	146,770
Group Eleven Resources Corp. *	650,000	89,552
InZinc Mining, Ltd. *	2,000,000	213,451
Sterling Group Ventures, Inc., 144A #*∆	500,000	17,250
		467,023
Oil - Field Services 2.47%
Atlas African Industries, Ltd. #*@~	255,854,621	0
Petrofac, Ltd.	157,900	1,126,334
TGS NOPEC Geophysical Co. ASA	46,400	1,138,317
		2,264,651

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Oil Companies - Exploration & Production 5.70%
Africa Energy Corp., 144A #*∆	2,110,889	$270,343
Aker BP ASA	51,300	1,390,735
Beach Energy, Ltd.	1,217,800	1,160,448
CNOOC, Ltd., ADR	7,900	1,168,173
Ivanhoe Energy, Inc. *	18,719	2
PentaNova Energy Corp. *	5,300,000	761,051
PentaNova Energy Corp., 144A #*∆	2,000,000	287,189
PentaNova Energy Corp.#*@+	1,000,000	120,619
Range Energy Resources, Inc., 144A #*∆	15,000,000	58,214
U.S. Oil Sands, Inc., 144A #*@∆	198,000	0
		5,216,774
Oil Companies - US Royalty Trusts 0.28%
BP Prudhoe Bay Royalty Trust	4,000	95,600
San Juan Basin Royalty Trust	20,000	158,000
		253,600
Oil Refining & Marketing 0.93%
Polski Koncern Naftowy ORLEN SA	34,600	851,620
Petrochemicals 2.71%
Lotte Chemical Corp.	3,100	1,270,024
Sinopec Shanghai Petrochemical Co., Ltd.	1,980,700	1,210,304
		2,480,328
Poultry 0.82%
Pilgrim's Pride Corp.*	30,500	750,605
Real Estate Operating/Development 7.36%
Pacific Infrastructure Ventures, Inc. #*@+	7,443,544	6,743,106
Steel - Producers 1.82%
Evraz PLC	273,400	1,667,189
Transportation - Marine 0.81%
Golar LNG Partners LP	43,400	742,574
Total Common Stocks		73,159,068
(cost $128,038,235)

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Corporate Convertible Bond 5.97%	Coupon Rate %	Maturity Date	Principal Amount	Value
Gold Mining 5.97%
Gran Colombia Gold Corp.	8.00	01/02/24	$5,497,338	$5,469,851
(cost $2,926,287)
Corporate Non-Convertible Bond 3.07%
Electric - Generation 3.07%
Interamerican Energy Corp. #@+	15.00	11/08/21	2,805,938	2,805,938
(cost $2,550,000)

Exchange Traded Funds 0.79%			Shares
Global X Copper Miners ETF			4,400	114,312
Guggenheim Shipping ETF			16,300	171,231
iShares S&P/TSX Capped Materials Index ETF			16,800	168,737
VanEck Vectors Coal ETF			17,000	267,070
Total Exchange Traded Funds				721,350
(cost $752,676)

Warrants 0.00%	Exercise Price	Exp. Date
Diversified Minerals 0.00%
VR Resources, Ltd. #*@	$0.60	03/21/19	562,500	0
Gold Mining 0.00%
Gran Colombia Gold Corp. *	48.75	03/18/19	59,500	2,771
Troilus Gold Corp. #*@	2.50	11/21/20	294,000	0
				2,771
Metal - Diversified 0.00%
Aguia Resources, Ltd., 144A #*@∆	0.65	06/30/20	1,450,000	0
Non - Ferrous Metals 0.00%
Giyani Metals Corp., 144A #*@+∆	0.40	08/07/19	174,318	0
Non-Ferrous Metals 0.00%
Group Eleven Resources Corp. #*@	0.60	12/15/18	650,000	0

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Warrants (cont’d)		Exercise Price	Exp. Date	Shares	Value
Oil Companies - Exploration & Production 0.00%
PentaNova Energy Corp., 144A #*@∆		$1.05	07/31/22	2,000,000	$0
Total Warrants					2,771
(cost $0)

Call Options Purchased 1.14%	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Diversified Minerals 0.08%
BHP Billiton, Ltd.	$50.00	06/18	$1,500,000	300	14,400
BHP Billiton, Ltd.	50.00	01/19	1,300,000	260	58,500
					72,900
Exchange Traded Fund 0.53%
SPDR S&P Global Natural Resources ETF	51.00	06/18	5,610,000	1,100	77,000
SPDR S&P Global Natural Resources ETF	53.00	09/18	5,830,000	1,100	82,500
SPDR S&P Global Natural Resources ETF	52.00	09/18	7,280,000	1,400	136,500
SPDR S&P Global Natural Resources ETF	51.00	09/18	5,100,000	1,000	122,500
SPDR S&P Oil & Gas Exploration & Production ETF	40.00	06/18	1,440,000	360	16,200
SPDR S&P Oil & Gas Exploration & Production ETF	36.00	06/18	1,080,000	300	48,450
					483,150
Gold Mining 0.04%
Franco-Nevada Corp.	85.00	01/19	1,275,000	150	32,625
Klondex Mines, Ltd.	2.50	05/18	179,750	719	719
					33,344
Metal - Copper 0.07%
Freeport-McMoRan, Inc.	20.00	08/18	600,000	300	27,300
Freeport-McMoRan, Inc.	22.00	01/19	880,000	400	40,800
					68,100
Oil Companies - Integrated 0.42%
BP PLC	43.00	07/18	2,150,000	500	38,500
BP PLC	45.00	01/19	2,295,000	510	59,160
Chevron Corp.	120.00	06/18	1,200,000	100	19,650
Chevron Corp.	135.00	01/19	2,160,000	160	33,440
Exxon Mobil Corp.	90.00	06/18	3,600,000	400	3,600

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Call Options Purchased (cont’d)	Strike Price	Exp. Date	Notional Contract Value	Contracts	Value
Oil Companies - Integrated (cont’d)
Exxon Mobil Corp.	$85.00	07/18	$2,550,000	300	$9,900
Royal Dutch Shell PLC	70.00	01/19	1,960,000	280	44,800
TOTAL SA	57.50	08/18	1,725,000	300	75,000
TOTAL SA	62.50	01/19	3,750,000	600	97,500
					381,550
Total Purchased Call Options					1,039,044
(premiums paid $1,950,845)
Investments, at value 90.86%					83,198,022
(cost $136,218,043)
Other assets and liabilities, net 9.14%					8,372,927
Net Assets 100.00%					$91,570,949

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks 95.29%	Shares	Value
Advanced Materials/Production 4.98%
Nano One Materials Corp. *	3,045,200	$5,152,743

Capital Pools 0.07%
Pinecrest Resources, Ltd. *	400,000	68,304

Coal 0.00%
Caribbean Resources Corp. #*@	4	0

Diamonds/Precious Stones 0.87%
Barksdale Capital Corp. *	1,600,000	894,167
Rockwell Diamonds, Inc., 144A #*@Δ	171,667	1,999
		896,166
Diversified Minerals 5.38%
Adamera Minerals Corp., 144A #*Δ	119,543	7,887
Argo Gold, Inc. *~	1,842,500	221,669
Auryn Resources, Inc. *	1,400,000	1,846,781
Calibre Mining Corp. *	4,500,000	279,427
Erdene Resource Development Corp. *	300,000	91,978
Golden Peak Minerals, Inc. *~	2,299,998	464,159
Golden Predator Mining Corp. *	1,200,000	465,712
Golden Reign Resources, Ltd. *	1,500,000	241,588
Indochine Mining, Ltd. #*@	10,000	0
Lithium Power International, Ltd. *	500,000	134,180
Lumina Gold Corp. *	1,000,000	582,140
Rubicon Minerals Corp. *	475,000	460,861
Salazar Resources, Ltd. *	1,500,000	192,106
VR Resources, Ltd. *~	2,950,000	572,438
		5,560,926
Gold Mining 53.67%
Alexandria Minerals Corp. *	6,500,000	428,843
Algold Resources, Ltd. *	5,400,000	586,797
Allegiant Gold, Ltd. *	350,000	111,858
Aurelius Minerals, Inc. *	1,250,000	46,086
Barkerville Gold Mines, Ltd. *	500,000	240,618
Black Dragon Gold Corp. *	10,000,000	582,140
Bonterra Resources, Inc. *	3,500,000	1,439,826
Canyon Resources, Ltd. *	15,000,000	1,277,674

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Gold Mining (cont’d)
Chesapeake Gold Corp., 144A *Δ	192,199	$365,497
Comstock Mining, Inc. *	533,000	133,250
CopperBank Resources Corp. *~	15,805,418	981,436
CopperBank Resources Corp., 144A #*~Δ	174,000	10,805
Coral Gold Resources, Ltd. *	750,000	232,856
Corona Minerals, Ltd. #*@	81,250	0
Eastmain Resources, Inc. *	1,000,000	174,642
Enforcer Gold Corp. *	3,000,000	174,642
Fiore Gold, Ltd. *	2,000,000	1,071,137
Fremont Gold, Ltd. *~	2,000,000	256,142
Gascoyne Resources, Ltd. *	1,600,000	669,447
Gold Standard Ventures Corp. *	1,000,000	1,630,000
GoldQuest Mining Corp. *	1,500,000	232,856
IDM Mining, Ltd. *	5,000,000	291,070
IDM Mining, Ltd., 144A #*Δ	95,000	5,530
K92 Mining, Inc. *	750,000	378,391
Kirkland Lake Gold, Ltd.	80,009	1,236,939
Klondex Mines, Ltd. *	6,200,000	14,570,000
Klondike Gold Corp. *	2,250,000	392,944
Leagold Mining Corp., 144A Δ	333,000	674,607
Leagold Mining Corp. *	300,000	607,754
Lundin Gold, Inc. *	500,000	2,002,561
Malbex Resources, Inc., 144A #*@Δ	133,333	23,286
Mammoth Resources Corp. *~	2,171,200	134,820
McEwen Mining, Inc.	134,764	280,333
Mirasol Resources, Ltd. *	2,000,000	3,011,604
NGEx Resources, Inc. *	1,500,000	1,269,065
Nighthawk Gold Corp. *	1,855,000	979,082
NV Gold Corp. *	1,200,000	884,853
OceanaGold Corp., 144A Δ	5,348	14,404
Oklo Resources, Ltd. *	2,500,000	810,218
Orca Gold, Inc. *	3,950,000	1,839,562
Osisko Mining, Inc. *	375,000	742,228
Otis Gold Corp. *	1,500,000	349,284
Petaquilla Minerals, Ltd., 144A #*@Δ	2,660,000	0
Pretium Resources, Inc. *	200,000	1,332,000

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Gold Mining (cont’d)
Pure Gold Mining, Inc. *	3,200,000	$1,490,278
Radisson Mining Resources, Inc. *	5,073,600	571,019
Radius Gold, Inc., 144A #*Δ	125,000	9,702
Red Pine Exploration, Inc. *	8,000,000	403,617
Redstar Gold Corp. *	15,000,000	582,140
Revival Gold, Inc. *	1,029,000	527,139
Rise Gold Corp. *	2,000,000	178,523
Rye Patch Gold Corp. *	1,279,518	1,161,980
Rye Patch Gold Corp., 144A #Δ	276,923	251,484
Seabridge Gold, Inc. *	45,000	486,000
Seafield Resources, Ltd., 144A #*@Δ	1,300,000	0
Strikepoint Gold, Inc. *	1,100,000	221,989
Taurus Gold, Ltd., 144A #*@Δ	2,448,381	0
TMAC Resources, Inc. *	125,000	768,425
Tolima Gold, Inc., 144A #*Δ	4,100,000	31,824
TriStar Gold, Inc. *~	27,110,500	4,839,846
Wesdome Gold Mines, Ltd. *	1,000,000	1,521,326
		55,522,379
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	4,637,500	0

Metal - Copper 0.57%
Aston Bay Holdings, Ltd. *	825,000	166,492
Highland Copper Co., Inc. *	4,000,000	419,141
		585,633
Metal - Diversified 11.52%
Cardinal Resources, Ltd. *	7,000,000	2,969,271
Cardinal Resources, Ltd. *	5,025,000	2,262,196
Cartier Resources, Inc. *	1,000,000	155,237
Chakana Copper Corp. *	2,750,000	2,006,443
Columbus Gold Corp. *	1,223,500	327,634
Filo Mining Corp. *	400,000	745,139
Genesis Metals Corp., 144A #*Δ	2,917,000	237,734
Genesis Metals Corp. *	583,000	47,514
Ivanhoe Mines, Ltd. *	400,000	844,491
Kaizen Discovery, Inc. *	8,169,000	570,660

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Metal - Diversified (cont’d)
New Age Metals, Inc., 144A #*Δ	143,518	$10,583
Novo Resources Corp. *	100,000	337,641
Orex Minerals, Inc. *	5,000,000	446,307
Orsu Metals Corp., 144A #*Δ	186,922	31,919
Rockcliff Metals Corp., 144A #*Δ	2,620,000	81,345
RTG Mining, Inc. *	179,000	20,622
Sirios Resources, Inc. *	1,600,000	298,056
Torq Resources, Inc. *	1,000,000	527,807
		11,920,599
Mining Services 0.41%
Argent Minerals, Ltd. *	21,100,000	427,543

Non-Ferrous Metals 0.79%
InZinc Mining, Ltd. *	3,000,000	320,177
NextSource Materials, Inc. *	5,622,000	501,828
		822,005
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp. #*@	2,000,000	0

Optical Recognition Equipment 0.01%
Nexoptic Technology Corp., 144A *Δ	12,083	10,692

Precious Metals 16.92%
Amani Gold, Ltd. *	54,500,000	757,224
Barsele Minerals Corp. *~	7,875,000	4,278,729
Brixton Metals Corp. *	2,500,000	514,224
Candente Gold Corp., 144A #*Δ	4,875,000	94,598
Dolly Varden Silver Corp. *~	8,000,000	4,346,645
Equinox Gold Corp. *	203,500	175,329
GFG Resources, Inc. *	2,000,000	512,283
Kootenay Silver, Inc. *	1,000,000	139,714
Liberty Gold Corp. *	500,000	172,701
Metalla Royalty & Streaming, Ltd.	1,000,000	628,711
New Pacific Metals Corp. *	650,000	832,460
Probe Metals, Inc. *	1,000,000	985,757
Roxgold, Inc. *	2,500,000	1,959,871
Silver Viper Minerals Corp. *	1,300,000	252,261

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Precious Metals (cont’d)
SilverCrest Metals, Inc. *	500,000	$900,376
Terrax Minerals, Inc. *	1,000,000	322,117
Toachi Mining, Inc. *~	4,000,000	419,141
Toachi Mining, Inc., 144A #~Δ	2,000,000	209,570
		17,501,711

Silver Mining 0.10%
Santacruz Silver Mining, Ltd. *	1,000,000	108,666

Total Common Stocks		98,577,367
(cost $133,224,031)

Corporate Convertible Bond 0.26%	Coupon Rate %	Maturity Date	Principal Amount
Gold Mining 0.26%

Gran Colombia Gold Corp.	8.00	01/02/24	$264,291	262,970
(cost $139,570)

Corporate Non-Convertible Bond 0.72%

Electric - Generation 0.72%

Interamerican Energy Corp. #@+	15.00	11/08/21	748,250	748,250
(cost $680,000)

Right 0.41%	Shares
Metal - Diversified 0.41%
Cardinal Resources, Ltd. *	1,500,000	420,507
(cost $13,109)

Exchange Traded Funds 1.11%

Direxion Daily Gold Miners Index Bull 3X Shares ETF	25,000	610,000
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF *	40,000	542,400

Total Exchange Traded Funds		1,152,400
(cost $1,577,704)

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Warrants 0.36%	Exercise Price	Exp. Date	Shares	Value
Diversified Minerals 0.00%
VR Resources, Ltd. #*@~	$0.60	03/21/19	862,500	$0
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd., 144A #*@∆	1.00	10/01/20	600,000	0
Gold Mining 0.36%
Alexandria Minerals Corp., 144A #*@∆	0.10	06/20/19	1,256,195	0
Algold Resources, Ltd. #*@	0.15	04/03/18	1,250,000	0
Bonterra Resources, Inc. #*@	0.30	07/06/18	625,000	111,577
Fiore Gold, Ltd. #*@	0.45	09/26/20	1,300,000	0
Gran Colombia Gold Corp. *	48.75	03/18/19	96,250	4,482
Osisko Gold Royalties, Ltd. *	36.50	02/18/22	193,486	225,272
Osisko Mining, Inc. *	3.00	08/25/18	1,000,000	15,524
Redstar Gold Corp. #*@	0.14	05/03/19	2,500,000	0
Revival Gold, Inc., 144A #*@∆	0.90	10/19/19	482,500	0
TriStar Gold, Inc., 144A #*@~∆	0.45	04/28/19	1,000,000	0
Westgold Resources, Ltd. *	2.00	06/30/19	100,000	14,977
				371,832
Metal - Diversified 0.00%
Genesis Metals Corp., 144A #*@∆	0.23	06/05/19	1,604,500	0
Minera Alamos, Inc. #*@	0.15	05/13/19	2,225,000	0
Murchison Minerals, Ltd., 144A #*@∆	0.30	08/31/18	1,500,000	0
				0
Total Warrants				371,832
(cost $582,693)
Investments, at value 98.15%				101,533,326
(cost $136,217,107)
Other assets and liabilities, net 1.85%				1,916,076
Net Assets 100.00%				$103,449,402

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks 90.98%	Shares	Value
Capital Pools 0.57%
Hut 8 Mining Corp.#*@+	192,000	$476,591
Hut 8 Mining Corp. *	10,900	27,750
		504,341
Diamonds/Precious Stones 0.71%
Lucara Diamond Corp.	400,000	624,054
Gold Mining 77.49%
Acacia Mining PLC	700,000	1,402,975
Argonaut Gold, Inc. *	500,000	954,710
Barrick Gold Corp.	150,000	1,867,500
Comstock Mining, Inc. *	924,329	231,082
Detour Gold Corp. *	50,000	506,074
Dundee Precious Metals, Inc. *	550,000	1,314,860
Evolution Mining, Ltd.	32,000	75,025
Golden Star Resources, Ltd. *	2,500,000	1,467,500
Guyana Goldfields, Inc. *	300,000	1,159,623
Harmony Gold Mining Co., Ltd., ADR	375,000	896,250
Jaguar Mining, Inc. *	7,375,000	2,003,532
K92 Mining, Inc. *	1,500,000	756,782
Kirkland Lake Gold, Ltd.	500,025	7,730,387
Klondex Mines, Ltd. *	5,075,000	11,926,250
Leagold Mining Corp. *	1,900,000	3,849,109
Marlin Gold Mining, Ltd. *	1,400,000	445,531
Newmont Mining Corp.	50,000	1,953,500
Northern Empire Resources Corp. *	500,000	504,521
Northern Star Resources, Ltd.	600,000	2,912,147
Pantoro, Ltd. *	2,000,000	454,040
Premier Gold Mines, Ltd. *	500,000	1,094,423
Pretium Resources, Inc. *	200,000	1,332,000
Royal Gold, Inc.	10,000	858,700
Rye Patch Gold Corp. *	1,963,968	1,783,555
Rye Patch Gold Corp., 144A #*@+∆	500,000	431,366
Sandstorm Gold, Ltd. *	600,000	2,856,000
Sibanye Gold, Ltd., ADR	116,570	465,114
Silver Lake Resources, Ltd. *	3,000,000	912,627
St Barbara, Ltd.	3,000,000	9,253,242

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Gold Mining (cont’d)
Wesdome Gold Mines, Ltd. *	2,450,000	$3,727,248
Westgold Resources, Ltd. *	1,000,000	1,160,928
Yamana Gold, Inc.	600,000	1,656,000
Zijin Mining Group Co., Ltd., Class H	147,000	66,915
		68,009,516
Medical - Hospitals 0.00%
African Medical Investments PLC #*@	2,000,000	0
Precious Metals 6.54%
Maverix Metals, Inc. *	1,150,000	1,472,814
Roxgold, Inc. *	1,750,000	1,371,910
Sailfish Royalty Corp. *	275,040	373,594
SSR Mining, Inc. *	50,000	480,000
Wheaton Precious Metals Corp.	100,000	2,037,000
		5,735,318
Recycling 1.20%
Tomra Systems ASA	50,000	1,055,532
Silver Mining 4.47%
Americas Silver Corp. *	250,000	820,818
Excellon Resources, Inc. *	850,700	977,247
Great Panther Silver, Ltd. *	200,000	234,000
Pan American Silver Corp.	100,000	1,615,000
Santacruz Silver Mining, Ltd. *	2,500,000	271,665
		3,918,730
Total Common Stocks		79,847,491
(cost $69,617,891)
Units 2.17%
Retail - Apparel/Shoe 2.17%
Mene, Inc., 144A #*@~+∆	5,714,285	1,900,000
(cost $2,000,000)

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Corporate Convertible Bond 1.14%	Coupon Rate %	Maturity Date	Principal Amount	Value
Gold Mining 1.14%
Gran Colombia Gold Corp.	8.00	01/02/24	$1,008,972	$1,003,927
(cost $532,830)
Corporate Non-Convertible Bonds 0.32%
Coal 0.00%
Caribbean Resources Corp. #@^	19.25	06/15/15	485,766	0
Electric - Generation 0.32%
Interamerican Energy Corp. #@+	15.00	11/08/21	280,594	280,594
Total Corporate Non-Convertible Bonds				280,594
(cost $740,766)

Exchange Traded Funds 1.90%	Shares
Direxion Daily Gold Miners Index Bull 3X Shares ETF	35,000	854,000
Direxion Daily Junior Gold Miners Index Bull 3x Shares ETF *	60,000	813,600
Total Exchange Traded Funds		1,667,600
(cost $2,046,528)

Warrants 0.30%	Exercise Price	Exp. Date
Gold Mining 0.28%
Gran Colombia Gold Corp. *	$48.75	03/18/19	37,500	1,747
Osisko Gold Royalties, Ltd. *	36.50	02/18/22	145,114	168,953
Rye Patch Gold Corp., 144A #*@+∆	1.65	01/31/20	500,000	0
Westgold Resources, Ltd. *	2.00	06/30/19	500,000	74,885
				245,585
Retail - Apparel/Shoe 0.00%
Mene, Inc., 144A #*@~+∆	0.70	12/19/19	5,714,285	0
See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Warrants (cont’d)	Exercise Price	Exp. Date	Shares	Value
Silver Mining 0.02%
Excellon Resources, Inc. *	$2.80	12/31/18	325,000	$20,181
Total Warrants				265,766
(cost $212,019)
Investments, at value 96.81%				84,965,378
(cost $75,150,034)
Other assets and liabilities, net 3.19%				2,796,839
Net Assets 100.00%				$87,762,217

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks 94.83%	Shares	Value
Agricultural Chemicals 0.88%
Gubre Fabrikalari TAS *	378,000	$403,313
Agricultural Operations 1.06%
Kernel Holding SA	33,000	483,637
Airlines 7.60%
Aegean Airlines SA	65,200	719,080
Aeroflot PJSC	351,000	945,726
Deutsche Lufthansa AG	19,950	637,752
Pegasus Hava Tasimaciligi AS *	53,500	487,388
Turk Hava Yollari AO *	79,000	390,683
Wizz Air Holdings PLC *	6,600	301,723
		3,482,352
Airport Development/Maintenance 0.55%
TAV Havalimanlari Holding AS	42,200	254,221
Audio/Video Products 1.19%
Vestel Elektronik Sanayi ve Ticaret AS *	182,000	545,751
Automotive - Cars & Light Trucks 2.71%
Ford Otomotiv Sanayi AS	44,700	696,369
Tofas Turk Otomobil Fabrikasi AS	81,000	545,931
		1,242,300
Automotive/Truck Parts & Equipment - Original 1.09%
Brembo SpA	15,650	241,923
EGE Endustri VE Ticaret AS	2,600	256,219
		498,142
Beverages - Non-alcoholic 0.70%
Coca-Cola Icecek AS	35,000	319,989
Brewery 0.30%
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,000	137,256
Cellular Telecommunication 1.07%
MegaFon PJSC	24,000	225,760
Mobile TeleSystems PJSC, ADR	23,200	264,248
		490,008

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Chemicals - Diversified 1.63%
Ciech SA *	28,600	$493,373
Petkim Petrokimya Holding AS	124,000	255,487
		748,860
Coal 1.85%
Jastrzebska Spolka Weglowa SA *	23,000	545,301
Lubelski Wegiel Bogdanka SA	22,300	303,290
		848,591
Commercial Banks Non-US 17.34%
Akbank Turk AS	120,000	291,784
Alpha Bank AE *	152,700	326,132
Banca Transilvania SA	297,218	206,849
Eurobank Ergasias SA *	112,000	106,499
National Bank of Greece SA *	375,000	121,331
OTP Bank PLC	11,900	534,689
Piraeus Bank SA *	23,000	73,237
Powszechna Kasa Oszczednosci Bank Polski SA *	31,000	367,060
Sberbank of Russia PJSC, ADR	301,000	5,613,650
Turkiye Garanti Bankasi AS	110,000	305,012
		7,946,243
Communications Software 0.38%
LiveChat Software SA	16,000	173,023
Computer Services 0.41%
Luxoft Holding, Inc. *	4,600	188,370
Cosmetics & Toiletries 0.31%
Unilever PLC	2,600	144,203
Diversified Operations 1.33%
Tekfen Holding AS	141,500	611,051
Electric - Distribution 1.13%
Enea SA	69,000	186,056
Energa SA	118,000	332,713
		518,769

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Electric - Generation 1.40%
CEZ AS	7,800	$194,266
Inter RAO UES PJSC	6,660,000	445,622
		639,888
Entertainment Software 0.68%
CD Projekt SA	9,700	310,781
Finance - Other Services 0.91%
Alior Bank SA *	6,500	139,973
KRUK SA	4,350	277,501
		417,474
Food - Retail 2.52%
BIM Birlesik Magazalar AS	11,000	199,469
Dino Polska SA *	11,500	293,081
Magnit PJSC, GDR	7,500	139,160
Migros Ticaret AS *	32,500	195,422
X5 Retail Group NV, GDR *	9,800	328,656
		1,155,788
Gold Mining 0.85%
Dundee Precious Metals, Inc. *	75,000	179,299
Petropavlovsk PLC *	2,074,000	207,959
		387,258
Home Furnishings 0.13%
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS *	7,000	61,043
Housewares 0.24%
Turkiye Sise ve Cam Fabrikalari AS	82,000	107,891
Human Resources 0.52%
Benefit Systems SA *	812	237,714
Machinery - Farm 0.88%
Turk Traktor ve Ziraat Makineleri AS	22,000	403,863
Metal - Diversified 0.60%
KGHM Polska Miedz SA	8,100	206,313
Orsu Metals Corp., 144A #*∆	402,500	68,731
		275,044

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Metal - Iron 1.07%
Novolipetsk Steel PJSC, GDR	19,700	$492,438
Miscellaneous Manufacturing 0.60%
Trakya Cam Sanayii AS	211,763	274,897
Multi-line Insurance 2.84%
Allianz SE	1,950	440,812
UNIQA Insurance Group AG	38,700	450,519
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,300	411,206
		1,302,537
Oil Companies - Exploration & Production 0.83%
Novatek PJSC, GDR	1,800	232,247
Societatea Nationala de Gaze Naturale ROMGAZ SA	15,000	146,613
		378,860
Oil Companies - Integrated 18.24%
Gazprom PJSC, ADR	494,000	2,408,816
LUKOIL PJSC, ADR	44,400	3,073,368
MOL Hungarian Oil & Gas PLC	63,360	691,302
OMV Petrom SA, GDR *	28,000	338,901
Polskie Gornictwo Naftowe i Gazownictwo SA	247,500	409,097
Surgutneftegas OJSC, ADR	100,000	491,500
Tatneft PJSC, ADR	14,700	944,181
		8,357,165
Oil Refining & Marketing 4.05%
Grupa Lotos SA	30,800	476,286
Motor Oil Hellas Corinth Refineries SA	18,900	426,839
Polski Koncern Naftowy ORLEN SA	28,850	710,094
Tupras Turkiye Petrol Rafinerileri AS	8,600	240,212
		1,853,431
Property/Casualty Insurance 1.01%
Powszechny Zaklad Ubezpieczen SA	38,000	464,694
Real Estate Operating/Development 0.95%
GEK Terna Holding Real Estate Construction SA *	72,000	433,558

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Regional Banks - Non US 1.13%
TCS Group Holding PLC, GDR	23,500	$516,935
Retail - Automobile 0.95%
Dogus Otomotiv Servis ve Ticaret AS *	210,000	434,469
Retail - Jewelry 0.43%
Pandora A/S	1,815	196,376
Retail - Major Dept Store 0.55%
Detsky Mir PJSC	150,000	250,791
Steel - Producers 6.08%
Eregli Demir ve Celik Fabrikalari TAS	168,500	445,479
Evraz PLC	159,000	969,580
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS *	60,000	60,750
Magnitogorsk Iron & Steel Works PJSC, GDR	48,100	478,922
Mechel PJSC, ADR *	46,000	200,100
Severstal PAO PJSC, GDR	41,700	630,504
		2,785,335
Telecom Services 1.48%
O2 Czech Republic AS	16,100	222,696
Sistema PJSFC, GDR	79,000	320,398
Turk Telekomunikasyon AS *	78,200	133,540
		676,634
Telephone - Integrated 0.80%
Magyar Telekom Telecommunications PLC	205,500	366,725
Textile - Apparel 0.51%
LPP SA	91	231,327
Tobacco 0.48%
Philip Morris CR AS	265	220,013
Transportation - Rail 1.51%
Globaltrans Investment PLC, GDR	58,399	691,483
Transportation - Services 0.62%
Oesterreichische Post AG	5,750	285,910

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)			Shares	Value
Travel Services 0.44%
TUI AG			9,400	$201,570
Total Common Stocks				43,447,971
(cost $37,511,079)
Units 0.26%
Renewable Energy 0.26%
Blockchain Power Trust #*@+			525,000	116,137
(cost $202,849)
Exchange Traded Fund 0.28%
Direxion Daily Russia Bear 3x Shares ETF			7,500	129,000
(cost $128,987)

Warrant 0.00%	Exercise Price	Exp. Date
Renewable Energy 0.00%
Blockchain Power Trust #*@+	$0.80	01/09/20	262,500	0
(cost $0)
Investments, at value 95.37%				43,693,108
(cost $37,842,915)
Other assets and liabilities, net 4.63%				2,122,706
Net Assets 100.00%				$45,815,814

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks 97.69%	Shares	Value
Agricultural Operations 0.09%
First Resources, Ltd.	18,000	$23,133
Airlines 1.22%
AirAsia Bhd	250,000	256,986
Asia Aviation PCL, NVDR	350,000	57,066
		314,052
Automotive - Cars & Light Trucks 10.80%
BAIC Motor Corp., Ltd.	200,000	247,426
Geely Automobile Holdings, Ltd.	866,000	2,537,587
		2,785,013
Automotive - Medium & Heavy Duty Trucks 0.95%
Sinotruk Hong Kong, Ltd.	205,000	244,806
Batteries/Battery Systems 0.38%
Tianneng Power International, Ltd.	82,000	97,693
Beverages - Non-alcoholic 0.22%
Vitasoy International Holdings, Ltd.	22,000	56,776
Building & Construction Products - Miscellaneous 0.10%
China Lesso Group Holdings, Ltd.	35,000	26,757
Building Products - Doors & Windows 2.60%
Xinyi Glass Holdings, Ltd.	440,000	669,749
Casino Hotels 6.62%
Galaxy Entertainment Group, Ltd.	75,000	688,402
Sands China, Ltd.	90,000	489,090
Wynn Macau, Ltd.	144,000	527,793
		1,705,285
Chemicals - Diversified 0.10%
Huchems Fine Chemical Corp.	1,100	25,373
Chemicals - Specialty 2.11%
Fufeng Group, Ltd.	40,000	23,876
Kingboard Laminates Holdings, Ltd.	355,000	520,851
		544,727

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Coal 1.88%
Adaro Energy Tbk PT	184,000	$28,669
China Shenhua Energy Co., Ltd., H Shares	105,000	263,522
Indo Tambangraya Megah Tbk PT	80,000	166,031
Semirara Mining & Power Corp.	46,000	26,723
		484,945
Commercial Banks Non-US 0.55%
Bank Negara Indonesia Persero Tbk PT	225,000	142,491
Commercial Service - Finance 0.97%
Hi Sun Technology China, Ltd. *	1,401,000	250,610
Computers - Integrated System 0.30%
Posiflex Technology, Inc.	16,724	77,252
Computers - Memory Devices 0.85%
ASPEED Technology, Inc.	7,000	219,686
Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd. #*@	2,000	398
Cosmetics & Toiletries 0.09%
Vinda International Holdings, Ltd.	13,000	22,946
Diversified Operations 1.37%
Melco International Development, Ltd.	120,000	352,176
Electronic Components - Miscellaneous 4.13%
AAC Technologies Holdings, Inc.	56,000	1,026,176
HannStar Display Corp.	108,000	37,720
		1,063,896
Electronic Components - Semiconductors 0.12%
SK Hynix, Inc.	400	30,645
Entertainment Software 0.44%
IGG, Inc.	30,000	41,683
NetEase, Inc., ADR	260	72,901
		114,584
Internet Application Software 10.41%
Tencent Holdings, Ltd.	50,000	2,683,978

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Life/Health Insurance 0.40%
China Life Insurance Co., Ltd.	98,972	$103,238
Machinery - Construction & Mining 1.96%
Lonking Holdings, Ltd.	1,175,000	505,448
Medical - Drugs 1.40%
China Pioneer Pharma Holdings, Ltd.	110,000	35,068
Consun Pharmaceutical Group, Ltd.	305,000	326,593
		361,661
Medical Products 0.89%
China Medical System Holdings, Ltd.	100,000	229,088
Multi-line Insurance 5.72%
Ping An Insurance Group Co. of China, Ltd., H shares	143,000	1,474,427
Non-Ferrous Metals 0.07%
Sterling Group Ventures, Inc., 144A #*∆	500,000	17,250
Non-hazardous Waste Disposal 0.52%
China Water Affairs Group, Ltd.	130,000	133,023
Oil Companies - Integrated 3.37%
China Petroleum & Chemical Corp., ADR	6,256	553,531
PetroChina Co., Ltd., ADR	4,000	278,960
PTT PCL, NVDR	2,000	35,224
		867,715
Oil Refining & Marketing 1.85%
Formosa Petrochemical Corp.	35,000	143,754
SK Innovation Co., Ltd.	800	159,007
S-Oil Corp.	250	28,308
Thai Oil PCL, NVDR	50,000	145,740
		476,809
Paper & Related Products 0.41%
Nine Dragons Paper Holdings, Ltd.	70,000	106,092

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (Unaudited)	March 31, 2018

Common Stocks (cont’d)	Shares	Value
Petrochemicals 1.35%
AK Holdings, Inc.	2,000	$135,068
Lotte Chemical Corp.	518	212,217
		347,285
Photo Equipment & Supplies 10.63%
Sunny Optical Technology Group Co., Ltd.	146,000	2,739,589
Property/Casualty Insurance 1.73%
PICC Property & Casualty Co., Ltd., H shares	253,000	447,058
Real Estate Operating/Development 12.26%
Country Garden Holdings Co., Ltd.	849,000	1,772,550
Jiayuan International Group, Ltd. *	400,000	578,605
Sino-Ocean Group Holding, Ltd.	785,000	574,814
Yuzhou Properties Co., Ltd.	340,000	233,532
		3,159,501
Retail - Automobile 1.83%
Zhongsheng Group Holdings, Ltd.	172,000	472,529
Retail - Home Furnishings 3.40%
Man Wah Holdings, Ltd.	1,100,000	877,359
Semiconductor Equipment 3.55%
ASM Pacific Technology, Ltd.	65,000	915,742
Telecom Services 0.05%
Telekomunikasi Indonesia Persero Tbk PT	50,000	13,148
Investments, at value 97.69%		25,183,933
(cost $16,556,582)
Other assets and liabilities, net 2.31%		595,078
Net Assets 100.00%		$25,779,011

See notes to portfolios of investments.

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

Legend

§	Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate represented is as of March 31, 2018.
◊	Zero coupon bond. Interest rate presented is yield to maturity.
@
Security was fair valued at March 31, 2018, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2018, were 0.00% of All American Equity Fund, 1.52% of Holmes Macro Trends Fund, 10.98% of Global Resources Fund, 0.86% of World Precious Minerals Fund, 3.52% of Gold And Precious Metals Fund, 0.25% of Emerging Europe Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

*	Non-income producing security.
#	Illiquid Security.
∆
Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2018 amounted to $71,797, 0.18%, of Holmes Macro Trends Fund, $1,242,379, 1.36%, of Global Resources Fund, $2,073,466, 2.00%, of World Precious Minerals Fund, $2,331,366, 2.66%, of Gold And Precious Metals Fund, $68,731, 0.15%, of Emerging Europe Fund and $17,250, 0.07%, of China Region Fund.

+	See "Restricted Securities" in Notes to Portfolios of Investments.
~	Affiliated Company. (see following)
^	Security is currently in default and is on scheduled interest or principal payment.

ADR	American Depositary Receipt
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build American Mutual Assurance Company
COP	Certificate of Participation
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
NATL	National Public Finance Guarantee Corporation
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
PSF-GTD	Public School Fund Guarantee
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

General

The yields reflect the effective yield from the date of purchase.

Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2018.

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

Fair Valuation of Securities

For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates  market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

The following table summarizes the valuation of each Fund’s securities as of March 31, 2018, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$–	$44,670,101	$–	$44,670,101
Investments, at Value	$–	$44,670,101	$–	$44,670,101

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$55,228,411	$–	$55,228,411
Investments, at Value	$–	$55,228,411	$–	$55,228,411

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
All American Equity Fund
Investments in Securities*
Common Stocks
Aerospace/Defense	$557,396	$–	$–	$557,396
Airlines	303,584	–	–	303,584
Apparel Manufacturers	362,874	–	–	362,874
Beverages - Wine/Spirits	478,632	–	–	478,632
Commercial Banks	469,297	–	–	469,297
Commercial Services - Finance	474,430	–	–	474,430
Cosmetics & Toiletries	613,852	–	–	613,852
Diversified Banking Institution	337,500	–	–	337,500
Electronic Components - Miscellaneous	368,016	–	–	368,016
Electronic Components - Semiconductors	804,915	–	–	804,915
Electronic Measuring Instruments	434,850	–	–	434,850

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
All American Equity Fund (continued)
Investments in Securities* (continued)
Electronic Secure Devices	$392,334	$–	$–	$392,334
Fiduciary Banks	386,475	–	–	386,475
Finance - Credit Card	514,366	–	–	514,366
Finance - Other Services	359,134	–	–	359,134
Gold Mining	496,189	–	–	496,189
Medical - Biomedical/ Genetics	426,200	–	–	426,200
Medical Labs & Testing Services	461,380	–	–	461,380
Medical Products	507,312	–	–	507,312
Oil Companies - Exploration & Production	414,854	–	–	414,854
Oil Refining & Marketing	1,001,485	–	–	1,001,485
REITS - Diversified	436,020	–	–	436,020
Retail - Building Products	427,776	–	–	427,776
Retail - Consumer Electronics	503,928	–	–	503,928
Retail - Jewelry	285,048	–	–	285,048
Semiconductor Equipment	345,372	–	–	345,372
Water	386,011	–	–	386,011
Rights
Food - Retail	–	–	0	0
Exchange Traded Funds	1,012,314	–	–	1,012,314
Put Option	–	121,973	–	121,973
Investments, at Value	$13,561,544	$121,973	$–	$13,683,517

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Holmes Macro Trends Fund
Investments in Securities*
Common Stocks
Applications Software	$931,098	$–	$–	$931,098
Batteries/Battery Systems	1,006,902	–	–	1,006,902
Bicycle Manufacturing	963,240	–	–	963,240
Brewery	1,156,419	–	–	1,156,419
Building - Residential/Commercial	1,016,208	–	–	1,016,208
Building & Construction Products - Miscellaneous	1,696,812	–	–	1,696,812

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Holmes Macro Trends Fund (continued)
Investments in Securities* (continued)
Building Products - Air & Heating	$1,614,523	$–	$–	$1,614,523
Casino Hotels	2,224,792	–	–	2,224,792
Chemicals - Diversified	937,080	–	–	937,080
Chemicals - Specialty	1,385,446	–	–	1,385,446
Commercial Services	1,644,720	–	–	1,644,720
Commercial Services - Finance	2,789,476	–	–	2,789,476
Consumer Products - Miscellaneous	2,722,122	–	–	2,722,122
Diagnostic Kits	2,373,236	–	–	2,373,236
Distribution/Wholesale	1,856,994	–	–	1,856,994
Electronic Secure Devices	1,577,865	–	–	1,577,865
Energy - Alternate Sources	–	–	0	0
Food - Miscellaneous/ Diversified	1,368,170	–	–	1,368,170
Home Furnishings	1,082,620	–	–	1,082,620
Medical - Drugs	1,011,648	–	–	1,011,648
Medical - Hospitals	–	–	0	0
Medical Products	724,880	–	–	724,880
Oil Companies - Exploration & Production	159,390	–	–	159,390
Pastoral & Agricultural	1,310,100	–	–	1,310,100
Real Estate Operating/ Development	–	–	386,396	386,396
Retail - Pet Food & Supplies	1,244,150	–	–	1,244,150
Telecom Equipment Fiber Optics	1,129,162	–	–	1,129,162
Television	1,333,860	–	–	1,333,860
Web Hosting/Design	909,866	–	–	909,866
Corporate Convertible Bond	–	228,489	–	228,489
Corporate Non-Convertible Bond	–	–	233,829	233,829
Exchange Traded Funds	2,354,132	–	–	2,354,132
Warrants
Gold Mining	12	–	–	12
Oil Companies - Exploration & Production	–	0	–	0
Put Option	–	313,375	–	313,375
Investments, at Value	$38,524,923	$541,864	$620,225	$39,687,012

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund
Investments in Securities*
Common Stocks
Agricultural Chemicals	$1,032,708	$–	$–	$1,032,708
Automotive/Truck Parts & Equipment - Original	1,205,890	–	–	1,205,890
Building Products - Wood	1,102,173	–	–	1,102,173
Chemicals - Diversified	2,403,252	5,262,617	–	7,665,869
Chemicals - Specialty	1,145,430	1,144,551	–	2,289,981
Coal	2,042,522	2,120,632	–	4,163,154
Commercial Service - Finance	178,523	–	–	178,523
Diamonds/Precious Stones	223,542	–	737	224,279
Diversified Minerals	3,798,492	1,274,219	–	5,072,711
Energy - Alternate Sources	1,308,835	2,788,404	0	4,097,239
Finance - Investment Banker/Broker	523,150	–	–	523,150
Forestry	1,282,575	–	–	1,282,575
Gold Mining	3,741,512	5,534,507	–	9,276,019
Information Technology	–	–	368,689	368,689
Machinery - Construction & Mining	–	1,219,982	–	1,219,982
Medical - Hospitals	–	–	0	0
Metal - Aluminum	1,097,024	–	–	1,097,024
Metal - Copper	616,565	1,144,215	–	1,760,780
Metal - Diversified	1,943,345	2,652,958	–	4,596,303
Metal - Iron	1,182,960	1,974,326	0	3,157,286
Mining Services	–	1,392,038	–	1,392,038
Natural Resource Technology	–	–	15,225	15,225
Non-Ferrous Metals	467,023	–	–	467,023
Oil - Field Services	–	2,264,651	–	2,264,651
Oil Companies - Exploration & Production	2,544,972	2,671,802	0	5,216,774
Oil Companies - US Royalty Trusts	253,600	–	–	253,600
Oil Refining & Marketing	–	851,620	–	851,620
Petrochemicals	–	2,480,328	–	2,480,328
Poultry	750,605	–	–	750,605
Real Estate Operating/ Development	–	–	6,743,106	6,743,106
Steel - Producers	–	1,667,189	–	1,667,189
Transportation - Marine	742,574	–	–	742,574
Corporate Convertible Bond	–	5,469,851	–	5,469,851
Corporate Non-Convertible Bond	–	–	2,805,938	2,805,938
Exchange Traded Funds	721,350	–	–	721,350

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (continued)
Investments in Securities* (continued)
Warrants
Diversified Minerals	$–	$0	$–	$0
Gold Mining	2,771	0	–	2,771
Metal - Diversified	–	0	–	0
Non - Ferrous Metals	–	0	–	0
Non-Ferrous Metals	–	0	–	0
Oil Companies - Exploration & Production	–	0	–	0
Purchased Call Options	330,400	708,644	–	1,039,044
Investments, at Value	$30,641,793	$42,622,534	$9,933,695	$83,198,022

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/ Production	$5,152,743	$–	$–	$5,152,743
Capital Pools	68,304	–	–	68,304
Coal	–	–	0	0
Diamonds/Precious Stones	894,167	–	1,998	896,165
Diversified Minerals	5,426,746	134,180	–	5,560,926
Gold Mining	52,741,755	2,757,339	23,286	55,522,380
Medical - Hospitals	–	–	0	0
Metal - Copper	585,633	–	–	585,633
Metal - Diversified	8,930,706	2,989,893	–	11,920,599
Mining Services	–	427,543	–	427,543
Non-Ferrous Metals	822,005	–	–	822,005
Oil Companies - Exploration & Production	–	–	0	0
Optical Recognition Equipment	10,692	–	–	10,692
Precious Metals	16,744,487	757,224	–	17,501,711
Silver Mining	108,666	–	–	108,666
Corporate Convertible Bond	–	262,970	–	262,970
Corporate Non-Convertible Bond	–	–	748,250	748,250
Right	420,507	–	–	420,507
Exchange Traded Funds	1,152,400	–	–	1,152,400

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
World Precious Minerals Fund (continued)
Investments in Securities* (continued)
Warrants
Diversified Minerals	$–	$0	$–	$0
Gold Mineral Exploration & Development	–	–	0	0
Gold Mining	260,255	111,577	–	371,832
Metal - Diversified	–	0	–	0
Investments, at Value	$93,319,066	$7,440,726	$773,534	$101,533,326

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Capital Pools	$27,750	$–	$476,591	$504,341
Diamonds/Precious Stones	624,054	–	–	624,054
Gold Mining	51,340,251	16,669,265	–	68,009,516
Medical - Hospitals	–	–	0	0
Precious Metals	5,735,318	–	–	5,735,318
Recycling	–	1,055,532	–	1,055,532
Silver Mining	3,918,730	–	–	3,918,730
Units
Retail - Apparel/Shoe	–	–	1,900,000	1,900,000
Corporate Convertible Bond	–	1,003,927	–	1,003,927
Corporate Non-Convertible Bonds	–	–	280,594	280,594
Exchange Traded Funds	1,667,600	–	–	1,667,600
Warrants
Gold Mining	243,838	1,747	–	245,585
Retail - Apparel/Shoe	–	–	0	0
Silver Mining	20,181	–	–	20,181
Investments, at Value	$63,577,722	$18,730,471	$2,657,185	$84,965,378

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Agricultural Chemicals	$–	$403,313	$–	$403,313
Agricultural Operations	–	483,637	–	483,637
Airlines	–	3,482,352	–	3,482,352
Airport Development/ Maintenance	–	254,221	–	254,221
Audio/Video Products	–	545,751	–	545,751
Automotive - Cars & Light Trucks	–	1,242,300	–	1,242,300
Automotive/Truck Parts & Equipment - Original	–	498,142	–	498,142
Beverages - Non-alcoholic	–	319,989	–	319,989
Brewery	–	137,256	–	137,256
Cellular Telecommunication	264,248	225,760	–	490,008
Chemicals - Diversified	–	748,860	–	748,860
Coal	–	848,591	–	848,591
Commercial Banks Non-US	5,613,650	2,332,593	–	7,946,243
Communications Software	–	173,023	–	173,023
Computer Services	188,370	–	–	188,370
Cosmetics & Toiletries	–	144,203	–	144,203
Diversified Operations	–	611,051	–	611,051
Electric - Distribution	–	518,769	–	518,769
Electric - Generation	–	639,888	–	639,888
Entertainment Software	–	310,781	–	310,781
Finance - Other Services	–	417,474	–	417,474
Food - Retail	467,816	687,972	–	1,155,788
Gold Mining	179,299	207,959	–	387,258
Home Furnishings	–	61,043	–	61,043
Housewares	–	107,891	–	107,891
Human Resources	–	237,714	–	237,714
Machinery - Farm	–	403,863	–	403,863
Metal - Diversified	68,731	206,313	–	275,044
Metal - Iron	492,438	–	–	492,438
Miscellaneous Manufacturing	–	274,897	–	274,897
Multi-line Insurance	–	1,302,537	–	1,302,537
Oil Companies - Exploration & Production	232,247	146,613	–	378,860
Oil Companies - Integrated	7,256,766	1,100,399	–	8,357,165
Oil Refining & Marketing	–	1,853,431	–	1,853,431
Property/Casualty Insurance	–	464,694	–	464,694
Real Estate Operating/ Development	–	433,558	–	433,558
Regional Banks - Non US	516,935	–	–	516,935

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities* (continued)
Retail - Automobile	$–	$434,469	$–	$434,469
Retail - Jewelry	–	196,376	–	196,376
Retail - Major Dept Store	–	250,791	–	250,791
Steel - Producers	1,309,526	1,475,809	–	2,785,335
Telecom Services	320,398	356,236	–	676,634
Telephone - Integrated	–	366,725	–	366,725
Textile - Apparel	–	231,327	–	231,327
Tobacco	–	220,013	–	220,013
Transportation - Rail	691,483	–	–	691,483
Transportation - Services	–	285,910	–	285,910
Travel Services	–	201,570	–	201,570
Units
Renewable Energy	–	116,137	–	116,137
Exchange Traded Fund	129,000	–	–	129,000
Warrant	–	0	–	0
Investments, at Value	$17,730,907	$25,962,201	$–	$43,693,108
Other Financial Instruments†
Currency Contracts	–	41,337	–	41,337
Total Assets	$17,730,907	$26,003,538	$–	$43,734,445

Liabilities
Other Financial Instruments†
Currency Contracts	–	(33,233)	–	(33,233)
Total Liabilities	$–	$(33,233)	$–	$(33,233)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund
Investments in Securities*
Common Stocks
Agricultural Operations	$–	$23,133	$–	$23,133
Airlines	–	314,052	–	314,052
Automotive - Cars & Light Trucks	–	2,785,013	–	2,785,013
Automotive - Medium & Heavy Duty Trucks	–	244,806	–	244,806

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund (continued)
Investments in Securities* (continued)
Batteries/Battery Systems	$–	$97,693	$–	$97,693
Beverages - Non-alcoholic	–	56,776	–	56,776
Building & Construction Products - Miscellaneous	–	26,757	–	26,757
Building Products - Doors & Windows	–	669,749	–	669,749
Casino Hotels	–	1,705,285	–	1,705,285
Chemicals - Diversified	–	25,373	–	25,373
Chemicals - Specialty	–	544,727	–	544,727
Coal	–	484,945	–	484,945
Commercial Banks Non-US	–	142,491	–	142,491
Commercial Service - Finance	–	250,610	–	250,610
Computers - Integrated System	–	77,252	–	77,252
Computers - Memory Devices	–	219,686	–	219,686
Consumer Products - Miscellaneous	398	–	–	398
Cosmetics & Toiletries	–	22,946	–	22,946
Diversified Operations	–	352,176	–	352,176
Electronic Components - Miscellaneous	–	1,063,896	–	1,063,896
Electronic Components - Semiconductors	–	30,645	–	30,645
Entertainment Software	72,901	41,683	–	114,584
Internet Application Software	–	2,683,978	–	2,683,978
Life/Health Insurance	–	103,238	–	103,238
Machinery - Construction & Mining	–	505,448	–	505,448
Medical - Drugs	–	361,661	–	361,661
Medical Products	–	229,088	–	229,088
Multi-line Insurance	–	1,474,427	–	1,474,427
Non-Ferrous Metals	17,250	–	–	17,250
Non-hazardous Waste Disposal	–	133,023	–	133,023
Oil Companies - Integrated	832,491	35,224	–	867,715
Oil Refining & Marketing	–	476,809	–	476,809
Paper & Related Products	–	106,092	–	106,092
Petrochemicals	–	347,285	–	347,285
Photo Equipment & Supplies	–	2,739,589	–	2,739,589
Property/Casualty Insurance	–	447,058	–	447,058
Real Estate Operating/ Development	–	3,159,501	–	3,159,501

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
China Region Fund (continued)
Investments in Securities* (continued)
Retail - Automobile	$–	$472,529	$–	$472,529
Retail - Home Furnishings	–	877,359	–	877,359
Semiconductor Equipment	–	915,742	–	915,742
Telecom Services	–	13,148	–	13,148
Investments, at Value	$923,040	$24,260,893	$–	$25,183,933

*	Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments, such as Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The following table shows transfers between Level 1 and Level 2 of the fair value  hierarchy during the period January 1, 2018 through March 31, 2018:

Fund	Transfers From Level 1 to Level 2*		Transfers from Level 2 to Level 1*
World Precious Minerals Fund	$—		$3,679,512	(1)
Gold and Precious Metals Fund	1,747	(2)	20,181	(1)
Emerging Europe Fund	—		2,978,237	(1)
China Region Fund	—		17,250	(1)

*	The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1)	Securities were valued at a quoted price at the end of the current fiscal year, but at the mean between bid and ask quotations at the end of the prior fiscal year.
(2)	Securities were valued at a IDC fair value price at the end of the current fiscal year, but at a quoted price at the end of the prior fiscal year.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2018 through March 31, 2018:

	Rights	Total
All American Equity Fund
Beginning Balance 12/31/17	$0	$0
Ending Balance 03/31/18	$0	$0
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/18	$—	$—

	Common Stocks	Corporate Non- Convertible Bond	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/17	$394,500	$233,829	$628,329
Net change in unrealized appreciation (depreciation)	(8,104)	—	(8,104)

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

Ending Balance 03/31/18	$386,396	$233,829	$620,225
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/18	$(8,104)	$—	$(8,104)

	Common Stocks	Corporate Non- Convertible Bond	Subscription Receipt	Total
Global Resources Fund
Beginning Balance 12/31/17	$6,900,515	$2,805,938	$485,324	$10,191,777
Purchases	388,470	—	—	388,470
Transfers out of Level 3	—	—	(503,347)	(503,347)
Net change in unrealized appreciation (depreciation)	(161,228)	—	18,023	(143,205)
Ending Balance 03/31/18	$7,127,757	$2,805,938	$—	$9,933,695
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/18	$(161,228)	$—	$—	$(161,228)

	Common Stock	Corporate Non- Convertible Bond	Subscription Receipt	Warrants	Total
World Precious Minerals Fund
Beginning Balance 12/31/2017	$2,048	$748,250	$453,461	$0	$1,203,759
Purchases	863,481	—	—	0	863,481
Transfers out of Level 3	—	—	(473,317)	0	(473,317)
Net change in unrealized appreciation (depreciation)	(840,244)	—	19,856	0	(820,388)
Ending Balance 03/31/18	$25,285	$748,250	$—	$0	$773,535
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/18	$(840,244)	$—	$—	$—	$(840,244)

	Common Stocks	Corporate Non- Convertible Bond	Units	Warrants	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/17	$477,327	$280,594	$2,000,000	$—	$2,757,921
Transfers out of Level 3	(95,442)	—	—	0	(95,442)
Net change in unrealized appreciation (depreciation)	94,706	—	(100,000)	0	(5,294)
Ending Balance 03/31/18	$476,591	$280,594	$1,900,000	$0	$2,657,185
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/18	$104,397	$—	$(100,000)	$0	$4,397

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at period end are as follows:

	Fair Value at 03/31/18	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
All American Equity Fund
Investments in Securities Rights	$—	Market Transaction(1)	Discount	100%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	386,396	Market Transaction(1)	Discount	100% discount-10% premium (37% discount)
Corporate Non-Convertible Bond	233,829	Market Transaction(1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	7,127,757	Market Transaction(1)	Discount	100% discount-10% premium (85% discount)
Corporate Non-Convertible Bonds	2,805,938	Market Transaction(1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	25,285	Market Transaction(1)	Discount	0%-100% discount (100% discount)
Corporate Non-Convertible Bonds	748,250	Market Transaction(1)	Discount	0%
Warrants	-	Market Transaction(1)	Discount	100%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	476,591	Market Transaction(1)	Discount	5%-100% discount (43% discount)
Units	1,900,000	Market Transaction(1)	Discount	5% discount
Corporate Non-Convertible Bonds	280,594	Market Transaction(1)	Discount	0% - 100% discount (63% discount)
Warrants	-	Market Transaction(1)	Discount	0%

(1)	Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2018.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2017	Additions	Reductions	March 31, 2018
Atlas African Industries, Ltd.	255,854,621	—	—	255,854,621
Bravern Ventures, Ltd.	254,431	—	(254,431)	—(a)
Caribbean Resources Corp.	17	—	—	17
Libero Copper Corp.	—	3,250,000	—	3,250,000
Pacific Green Energy Corp.	2,400,000	—	—	2,400,000

At March 31, 2018, the value of investments in affiliated companies was $227,035, representing 0.25% of net assets, and the total cost was $32,079,136. Net realized loss on transactions was $(2,935,628) and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2017	Additions	Reductions	March 31, 2018
Argo Gold, Inc.	1,825,000	17,500	—	1,842,500
Barsele Minerals Corp.	7,871,299	603,701	(600,000)	7,875,000
Barsele Minerals Corp., Warrants	600,000	—	(600,000)	—(a)
CopperBank Resources Corp.	15,979,418	—	—	15,979,418
Dolly Varden Silver Corp.	8,000,000	—	—	8,000,000
Fremont Gold, Ltd.	—	2,000,000	—	2,000,000
Golden Peak Minerals, Inc.	2,299,998	—	—	2,299,998
Mammoth Resources Corp.	2,171,200	—	—	2,171,200
Toachi Mining, Inc.	6,000,000	—	—	6,000,000
TriStar Gold, Inc.	27,110,500	—	—	27,110,500
TriStar Gold, Inc., Warrants	1,000,000	—	—	1,000,000
VR Resources, Ltd.	1,750,000	1,200,000	—	2,950,000
VR Resources, Ltd. Warrants	862,500	—	—	862,500

At March 31, 2018, the value of investments in affiliated companies was $16,735,400, representing 16.18% of net assets, and the total cost was $15,432,734. Net realized gain on transactions was $258,059 and there was no income earned for the period.

	Shares of Affiliated Companies
Gold And Precious Metals Fund	December 31, 2017	Additions	Reductions	March 31, 2018
Mene, Inc.	5,714,285	—	—	5,714,285
Mene, Inc., Warrants	—	5,714,285	—	5,714,285

At March 31, 2018, the value of investments in affiliated companies was $1,900,000, representing 2.16% of net assets, and the total cost was $2,000,000. There was no realized gain (loss) on transactions and no income earned for the period.

(a)	At March 31, 2018, the company was no longer defined as an affiliate, although it was an affiliate company during the period.

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

Restricted Securities

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00

As of March 31, 2018, the total cost of restricted securities was $639,125, and the total value was $620,225, representing 1.52% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
Abaxx Technologies, Inc., 144A	03/23/18	$0.31
Giyani Metals Corp., 144A, Warrants (August 2019)	03/15/18	$0.00
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
PentaNova Energy Corp.	08/30/17	$0.08

As of March 31, 2018, the total cost of restricted securities was $10,491,244, and the total value was $10,053,577, representing 10.98% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00

As of March 31, 2018, the total cost of restricted securities was $680,000, and the total value was $748,250, representing 0.72% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
Hut 8 Mining Corp.	12/20/17	$1.94
Interamerican Energy Corp., Corporate Note (November 2021)	05/25/12	$100.00
Mene, Inc., Units	12/29/17	$0.35
Mene, Inc., Warrants (December 2019)	12/29/17	$0.00
Rye Patch Gold Corp., 144A	01/31/18	$1.05
Rye Patch Gold Corp., 144A, Warrants (January 2020)	01/31/18	$0.00

As of March 31, 2018, the total cost of restricted securities was $3,150,312, and the total value was $3,088,551, representing 3.52% of net assets.

Notes to Portfolios of Investments (Unaudited)	March 31, 2018

Emerging Europe Fund	Acquisition Date	Cost per Share/Unit
Blockchain Power Trust	01/08/18	$0.39
Blockchain Power Trust, Warrants (January 2020)	01/08/18	$0.00

As of March 31, 2018, the total cost of restricted securities was $202,849, and the total value was $116,137, representing 0.25% of net assets.

Open forward foreign currency contracts as of March 31, 2018, were as follows:

Fund	Counterparty	Currency to Deliver		Currency to Receive		Settlement Date	Settlement Value at March 31, 2018	Net Unrealized Appreciation (Depreciation)
Emerging Europe Fund	Brown Brothers Harriman & Co.	EUR	900,000	USD	1,098,504	4/5/2018	$1,107,799	$(9,295)
	Brown Brothers Harriman & Co.	PLN	6,000,000	USD	1,744,947	4/5/2018	1,752,905	(7,958)
	Brown Brothers Harriman & Co.	TRY	7,500,000	USD	1,935,484	4/12/2018	1,894,147	41,337
	Brown Brothers Harriman & Co.	TRY	8,000,000	USD	1,995,311	4/27/2018	2,011,291	(15,980)

Item 2. Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 29, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	May 29, 2018